The New Economy Fund®
Investment portfolio
February 29, 2024
unaudited

Common stocks 97.16% Information technology 34.13%	Shares	Value (000)
Broadcom, Inc.	1,692,995	$2,201,724
Microsoft Corp.	5,209,997	2,155,063
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,936,244	506,477
Taiwan Semiconductor Manufacturing Co., Ltd.	12,815,000	279,737
NVIDIA Corp.	936,174	740,626
SK hynix, Inc.	4,701,076	551,448
Micron Technology, Inc.	5,768,406	522,675
Salesforce, Inc.	1,662,301	513,352
Apple, Inc.	1,874,890	338,886
Arista Networks, Inc.[1]	1,195,730	331,863
Insight Enterprises, Inc.[1]	1,171,842	220,306
Motorola Solutions, Inc.	664,195	219,443
Accenture PLC, Class A	426,679	159,911
ServiceNow, Inc.[1]	201,432	155,373
Shopify, Inc., Class A, subordinate voting shares[1]	2,016,089	153,969
ASML Holding NV	135,490	127,474
Seagate Technology Holdings PLC	1,318,999	122,733
MongoDB, Inc., Class A1	272,463	121,949
SAP SE	624,839	116,750
Adobe, Inc.[1]	205,331	115,043
Palo Alto Networks, Inc.[1]	368,731	114,509
Marvell Technology, Inc.	1,578,927	113,146
MediaTek, Inc.	3,037,400	109,544
EPAM Systems, Inc.[1]	355,946	108,350
NEC Corp.	1,579,600	106,311
Smartsheet, Inc., Class A1	2,476,001	104,512
eMemory Technology, Inc.	1,071,000	91,821
Synopsys, Inc.[1]	129,742	74,437
Monday.com, Ltd.[1]	266,471	59,426
Sage Group PLC (The)	3,739,105	58,739
RingCentral, Inc., Class A1	1,638,358	54,754
Wolfspeed, Inc.[1]	2,093,227	54,466
Renesas Electronics Corp.	2,991,700	48,980
Cloudflare, Inc., Class A1	451,804	44,521
DoubleVerify Holdings, Inc.[1]	1,414,785	43,703
Keyence Corp.	93,300	43,588
Datadog, Inc., Class A1	330,750	43,480
ON Semiconductor Corp.[1]	494,480	39,024
Constellation Software, Inc.	14,010	39,005
HubSpot, Inc.[1]	60,622	37,513
Snowflake, Inc., Class A1	165,315	31,125
Zeta Global Holdings Corp., Class A1	2,579,586	27,086
Globant SA1	119,374	26,641
Autodesk, Inc.[1]	72,431	18,700
Klaviyo, Inc., Class A1,2	676,388	17,924
Samsung Electronics Co., Ltd.	286,030	15,766
The New Economy Fund — Page 1 of 9

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
OBIC Co., Ltd.	98,600	$15,406
Qorvo, Inc.[1]	129,122	14,791
Stripe, Inc., Class B1,3,4	63,586	1,623
		11,213,693
Health care 19.35%
Eli Lilly and Co.	989,918	746,081
UnitedHealth Group, Inc.	1,411,985	696,956
Thermo Fisher Scientific, Inc.	1,129,390	643,956
Novo Nordisk AS, Class B	3,972,567	472,169
Vertex Pharmaceuticals, Inc.[1]	977,350	411,210
Molina Healthcare, Inc.[1]	829,575	326,778
Abbott Laboratories	2,220,687	263,462
Catalent, Inc.[1]	4,116,594	236,046
Stryker Corp.	662,961	231,420
Alnylam Pharmaceuticals, Inc.[1]	1,233,877	186,427
Insulet Corp.[1]	974,520	159,821
GE HealthCare Technologies, Inc.	1,643,492	150,018
ICON PLC[1]	441,521	141,560
DexCom, Inc.[1]	993,025	114,267
AstraZeneca PLC	504,875	63,622
AstraZeneca PLC (ADR)	738,310	47,370
AbbVie, Inc.	567,751	99,953
Exact Sciences Corp.[1]	1,709,427	98,343
agilon health, Inc.[1]	15,579,798	95,504
iRhythm Technologies, Inc.[1]	797,214	94,589
Illumina, Inc.[1]	659,422	92,207
Zoetis, Inc., Class A	439,641	87,194
Regeneron Pharmaceuticals, Inc.[1]	89,947	86,897
Cencora, Inc.	353,957	83,392
Lonza Group AG	154,636	80,785
Gilead Sciences, Inc.	947,758	68,333
WuXi AppTec Co., Ltd., Class H2	10,598,552	65,924
EssilorLuxottica SA	299,497	63,496
Argenx SE (ADR)[1]	165,307	62,818
Bachem Holding AG	691,561	54,740
Centene Corp.[1]	585,835	45,947
Daiichi Sankyo Co., Ltd.	1,347,945	44,722
IQVIA Holdings, Inc.[1]	169,945	42,004
WuXi Biologics (Cayman), Inc.[1]	14,764,500	35,905
Revance Therapeutics, Inc.[1,5]	5,026,711	35,891
Vaxcyte, Inc.[1]	396,483	29,268
Align Technology, Inc.[1]	92,479	27,968
Denali Therapeutics, Inc.[1,4]	1,141,800	21,681
HOYA Corp.	128,600	16,714
BioMarin Pharmaceutical, Inc.[1]	183,501	15,832
Penumbra, Inc.[1]	64,136	15,067
		6,356,337
Financials 11.03%
Mastercard, Inc., Class A	1,211,963	575,392
Visa, Inc., Class A	1,168,944	330,390
Fiserv, Inc.[1]	2,158,502	322,200
KKR & Co., Inc.	2,762,329	271,426
NU Holdings, Ltd. / Cayman Islands, Class A1	24,491,993	271,371
The New Economy Fund — Page 2 of 9

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
RenaissanceRe Holdings, Ltd.	818,574	$184,032
HDFC Bank, Ltd. (ADR)	1,567,265	83,849
HDFC Bank, Ltd.	3,016,422	51,054
AIA Group, Ltd.	14,245,200	115,716
Berkshire Hathaway, Inc., Class B1	278,143	113,872
Adyen NV1	71,022	112,070
Affirm Holdings, Inc., Class A1	2,609,593	97,912
Discover Financial Services	764,198	92,239
Block, Inc., Class A1	1,154,690	91,763
Marsh & McLennan Companies, Inc.	377,918	76,442
JPMorgan Chase & Co.	383,991	71,445
Intercontinental Exchange, Inc.	489,729	67,788
BlackRock, Inc.	76,513	62,078
Blackstone, Inc.	479,048	61,232
Arthur J. Gallagher & Co.	245,375	59,854
Apollo Asset Management, Inc.	499,737	55,871
Bajaj Finserv, Ltd.	2,787,500	53,581
Aon PLC, Class A	169,164	53,454
ICICI Bank, Ltd.	3,500,000	44,415
Corebridge Financial, Inc.	1,696,349	42,120
Arch Capital Group, Ltd.[1]	477,314	41,808
MSCI, Inc.	72,556	40,702
Brookfield Corp., Class A	971,777	40,105
Star Health & Allied Insurance Co., Ltd.[1]	5,652,817	38,280
Janus Henderson Group PLC	1,047,917	32,653
First Citizens BancShares, Inc., Class A	17,973	28,286
GMO Payment Gateway, Inc.	388,900	26,161
3i Group PLC	486,673	15,162
		3,624,723
Consumer discretionary 9.93%
Amazon.com, Inc.[1]	5,163,014	912,614
MercadoLibre, Inc.[1]	313,938	500,825
LVMH Moët Hennessy-Louis Vuitton SE	298,535	271,935
Chipotle Mexican Grill, Inc.[1]	80,440	216,285
Flutter Entertainment PLC[1]	904,826	197,125
Floor & Decor Holdings, Inc., Class A1	1,382,936	167,501
Hilton Worldwide Holdings, Inc.	719,928	147,096
Evolution AB	1,129,309	146,131
Airbnb, Inc., Class A1	820,863	129,261
Home Depot, Inc.	215,718	82,104
Booking Holdings, Inc.	20,958	72,700
Amadeus IT Group SA, Class A, non-registered shares	1,157,533	68,033
Tractor Supply Co.	265,672	67,566
O’Reilly Automotive, Inc.[1]	54,092	58,821
YUM! Brands, Inc.	396,757	54,919
Norwegian Cruise Line Holdings, Ltd.[1]	2,010,311	38,980
adidas AG	176,978	35,792
Light & Wonder, Inc.[1]	237,417	23,863
DoorDash, Inc., Class A1	184,588	22,994
Aptiv PLC[1]	247,396	19,666
Sony Group Corp.	164,900	14,239
CAVA Group, Inc.[1]	215,673	12,597
		3,261,047
The New Economy Fund — Page 3 of 9

unaudited
Common stocks (continued) Industrials 9.09%	Shares	Value (000)
Dayforce, Inc.[1]	6,084,730	$424,471
TransDigm Group, Inc.	335,495	395,126
General Electric Co.	1,869,135	293,249
Airbus SE, non-registered shares	1,670,469	276,124
Safran SA	1,303,032	272,791
Ryanair Holdings PLC (ADR)	918,575	126,993
Quanta Services, Inc.	513,160	123,933
Copart, Inc.[1]	2,217,555	117,863
L3Harris Technologies, Inc.	532,446	112,697
RTX Corp.	1,184,593	106,222
Carrier Global Corp.	1,669,145	92,771
United Rentals, Inc.	124,800	86,520
Siemens AG	338,528	66,934
CSX Corp.	1,540,553	58,449
Recruit Holdings Co., Ltd.	1,376,200	55,481
Generac Holdings, Inc.[1]	413,365	46,508
Melrose Industries PLC	5,721,873	45,864
XPO, Inc.[1]	377,949	45,475
Weir Group PLC (The)	1,939,433	44,874
Boeing Co.[1]	220,149	44,849
NIBE Industrier AB, Class B	6,667,227	37,162
Union Pacific Corp.	131,861	33,452
Saia, Inc.[1]	57,878	33,303
Old Dominion Freight Line, Inc.	64,339	28,469
Shenzhen Inovance Technology Co., Ltd., Class A	1,853,527	16,288
		2,985,868
Communication services 7.34%
Meta Platforms, Inc., Class A	2,087,208	1,023,003
Alphabet, Inc., Class A1	3,439,232	476,196
Alphabet, Inc., Class C1	2,783,556	389,086
Netflix, Inc.[1]	301,019	181,490
T-Mobile US, Inc.	452,360	73,870
Live Nation Entertainment, Inc.[1]	538,577	52,231
Warner Music Group Corp., Class A	1,397,783	48,825
Epic Games, Inc.[1,3,4]	84,438	48,130
New York Times Co., Class A	1,013,985	44,899
Comcast Corp., Class A	921,552	39,489
Take-Two Interactive Software, Inc.[1]	243,197	35,733
		2,412,952
Energy 2.86%
Halliburton Co.	3,894,988	136,597
Viper Energy, Inc., Class A	3,669,139	132,603
Transocean, Ltd.[1]	22,597,924	105,984
Noble Corp. PLC, Class A	2,520,198	105,370
Schlumberger NV	1,573,188	76,032
Weatherford International[1]	733,104	75,224
TechnipFMC PLC	3,359,145	72,860
Gaztransport & Technigaz SA	420,563	65,000
Baker Hughes Co., Class A	2,084,527	61,681
Neste OYJ	2,167,057	59,420
Reliance Industries, Ltd.	1,402,547	49,420
		940,191
The New Economy Fund — Page 4 of 9

unaudited
Common stocks (continued) Consumer staples 2.04%	Shares	Value (000)
Performance Food Group Co.[1]	1,604,811	$123,201
Dollar Tree Stores, Inc.[1]	750,767	110,122
Dollar General Corp.	612,961	89,069
Philip Morris International, Inc.	872,912	78,527
Kroger Co.	1,473,450	73,098
Costco Wholesale Corp.	82,236	61,175
Monster Beverage Corp.[1]	718,572	42,468
Maplebear, Inc. (DBA Instacart)[1,2]	1,228,755	39,984
Ocado Group PLC[1]	4,789,992	30,921
Target Corp.	142,374	21,772
		670,337
Materials 0.80%
Air Products and Chemicals, Inc.	561,545	131,424
Linde PLC	253,197	113,640
Air Liquide SA	91,752	18,633
		263,697
Utilities 0.56%
AES Corp.	5,104,525	77,589
NextEra Energy, Inc.	1,018,622	56,218
PG&E Corp.	3,063,056	51,122
		184,929
Real estate 0.03%
Equinix, Inc. REIT	9,593	8,526
Total common stocks (cost: $19,410,783,000)		31,922,300
Preferred securities 0.04% Information technology 0.04%
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares[1,3,4]	218,360	5,572
Stripe, Inc., Series G, 6.00% noncumulative preferred shares[1,3,4]	128,963	3,291
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares[1,3,4]	77,454	1,977
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4]	22,617	577
Total preferred securities (cost: $10,179,000)		11,417
Convertible stocks 0.10% Information technology 0.10%
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[3,4]	30,562,347	31,174
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares[3,4]	922,043	940
Total convertible stocks (cost: $25,986,000)		32,114
Short-term securities 2.67% Money market investments 2.57%
Capital Group Central Cash Fund 5.41%[5,6]	8,455,484	845,548
The New Economy Fund — Page 5 of 9

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.10%	Shares	Value (000)
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.25%[6,7]	30,490,132	$30,490
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.24%[6,7]	2,007,608	2,008
		32,498
Total short-term securities (cost: $877,894,000)		878,046
Total investment securities 99.97% (cost: $20,324,842,000)		32,843,877
Other assets less liabilities 0.03%		10,164
Net assets 100.00%		$32,854,041
Investments in affiliates5

	Value at 12/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/29/2024 (000)	Dividend or interest income (000)
Common stocks 0.11%
Health care 0.11%
Revance Therapeutics, Inc.[1]	$30,321	$4,047	$28	$(10)	$1,561	$35,891	$—
agilon health, Inc.[1,8]	235,876	—	51,795	(87,683)	(894)	—	—
						35,891
Short-term securities 2.57%
Money market investments 2.57%
Capital Group Central Cash Fund 5.41%[6]	1,547,846	565,086	1,267,400	114	(98)	845,548	16,308
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.41%[6]	2,191		2,191 [9]			—	— [10]
Total short-term securities						845,548
Total 2.68%				$(87,579)	$569	$881,439	$16,308
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Epic Games, Inc.[1,3]	3/29/2021	$74,728	$48,130	.15%
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[3]	2/18/2022	25,000	31,174.10
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares[3]	6/27/2023	986	940	.00 [11]
Denali Therapeutics, Inc.[1]	2/27/2024	19,491	21,681.06
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares[1,3]	8/24/2023	4,703	5,572.02
Stripe, Inc., Series G, 6.00% noncumulative preferred shares[1,3]	9/29/2023	2,900	3,291.01
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares[1,3]	8/24/2023	1,668	1,977.01
Stripe, Inc., Class B1,3	5/6/2021 - 8/24/2023	2,346	1,623	.00 [11]
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3]	3/15/2021	908	577	.00 [11]
Total		$132,730	$114,965	.35%

The New Economy Fund — Page 6 of 9

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $48,972,000, which represented .15% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $114,965,000, which represented .35% of the net assets of the fund.

[5]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[6]	Rate represents the seven-day yield at 2/29/2024.
[7]	Security purchased with cash collateral from securities on loan.
[8]	Affiliated issuer during the reporting period but no longer an affiliate at 2/29/2024. Refer to the investment portfolio for the security value at 2/29/2024.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
[11]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
The New Economy Fund — Page 7 of 9

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 29, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$11,212,070	$—	$1,623	$11,213,693
Health care	6,334,656	21,681	—	6,356,337
Financials	3,624,723	—	—	3,624,723
Consumer discretionary	3,261,047	—	—	3,261,047
Industrials	2,985,868	—	—	2,985,868
Communication services	2,364,822	—	48,130	2,412,952
Energy	940,191	—	—	940,191
Consumer staples	670,337	—	—	670,337
Materials	263,697	—	—	263,697
Utilities	184,929	—	—	184,929
Real estate	8,526	—	—	8,526
Preferred securities	—	—	11,417	11,417
Convertible stocks	—	—	32,114	32,114
Short-term securities	878,046	—	—	878,046
Total	$32,728,912	$21,681	$93,284	$32,843,877

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
The New Economy Fund — Page 8 of 9

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-014-0424O-S96453
The New Economy Fund — Page 9 of 9